Organization and Nature of Operations (Tables)	6 Months Ended
Dec. 31, 2022
Schedule of Acquisition of Non Controlling Interest [Abstract]
Schedule of acquisition of non-controlling interest
In USD

Purchase consideration	466,889

Noncontrolling interests	(14,558)
Additional paid-in capital	481,447
466,889

Schedule of major consolidated subsidiaries
Name	Date of Incorporation	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	100%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd.	April 1, 2014	PRC	100%
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	100%
Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”)	October 12, 2004	PRC	100%
Fujian Happiness Yijia Family Service Co., Ltd.	January 19, 2015	PRC	100%
Yaxing Human Resource Management (Pingtan)Co., Ltd.	July 6, 2018	PRC	51%
Fuzhou Gulou Jiajiale Family Service Co. Ltd.	February 28, 2019	PRC	100%
Yaxin Human Resource Management (Fuzhou) Co., Ltd.	September 10, 2021	PRC	100%
Putian Youyou Housekeeping Co., Ltd. (“Youyou”)	April 3, 2014	PRC	60%
Zhongrun (Fujian) Pharmaceutical Co., Ltd. (“Zhongrun”)	January 13, 2017	PRC	75%
Fujian Chuangying Business School Co., Ltd. (“Chuangying”)	September 9, 2013	PRC	100%